LETTER TO THE SHAREHOLDERS OF THE PIERPONT EMERGING MARKETS EQUITY FUND

December 15, 1995

Dear Shareholder:

The fiscal year ended October 31, 1995 was one of the most challenging on record for emerging markets investors. In an environment dominated, first, by fallout from the Mexican peso devaluation and, second, by fears of economic overheating throughout Asia, emerging markets declined by -22.94% for the year, as measured by the International Finance Corporation (IFC) Investable Index (excluding South Africa). In this difficult environment, The Pierpont Emerging Markets Equity Fund outperformed the Index, returning -21.15% for its fiscal year.

Despite recent weakness, we maintain our view that emerging markets remain fundamentally attractive for the long term. Most of these countries -- including Mexico -- are pursuing free market-oriented economic policies that should help them to sustain the higher growth rates they have shown relative to the developed world in the recent past. Setbacks such as Mexico's may occur, but emerging market economies appear to be moving in the right direction and offer attractive growth potential. We therefore believe shareholders of the Fund who are able to tolerate short-term market fluctuations should maintain their exposure to the emerging markets as part of a fully diversified portfolio.
After paying dividends of $0.03 from ordinary income and distributions of $0.14 from short-term capital gains, the Fund's net asset value was $9.65 per share as of October 31, 1995. The Fund's net assets stood at $49.3 million at the end of the reporting period. The net assets of The Emerging Markets Equity Portfolio, in which the Fund invests, totaled approximately $619.5 million as of October 31, 1995.

MARKET ENVIRONMENT

While the IFC Investable Index declined as a whole during the period, regional market returns were mixed. Weakness was concentrated in Latin America, which fell -21.2%. Emerging Asian markets also declined, generally following the downward trend of regional market leaders such as Hong Kong, which was hurt by rising interest rates. The Europe/Africa/Mideast portion of the IFC Investable Index was the only area to post gains, rising 12.2%.


TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . .1     SPECIAL FUND-BASED SERVICES. . .6
FUND FACTS AND HIGHLIGHTS. . . . .4     FINANCIAL STATEMENTS . . . . . .8
FUND PERFORMANCE . . . . . . . . .5

Latin American markets declined during the period, but they began to recover during the second quarter of 1995. An aggressive government economic stabilization plan caused investors to regain some confidence in Mexico and the region in general. At the end of the Fund's fiscal year, however, the Mexican peso decline again rippled throughout the markets.

Emerging Asian countries were on better economic footing than those in Latin America. However, markets such as Malaysia and Thailand declined as they were faced with overheating economies and rising interest rates.

Highlights in the Europe/Africa area were the rapid rise of the Turkish market due to the initial optimism about the success of the prime minister's upcoming regional elections. Greece also rose as its rate of domestic inflation fell to a 21-year low, with interest rates following that encouraging lead. South Africa, which is not included in the IFC Investable Index, remained strong as lower interest rates combined with a decline in domestic inflation have helped support this market.

PORTFOLIO REVIEW

The Portfolio's investment process centers on two major decisions -- country allocation and stock selection -- thereby diversifying its sources of potential added return, while controlling the Portfolio's risk exposure.

The Portfolio maintained an underweighted position in Mexico and Latin America for much of the period because we believed these markets were overvalued. This position helped the Fund's relative performance when the markets declined dramatically following the peso devaluation. While this position held us back slightly when the markets rallied during the second quarter, we maintained it based on our long-term view of this region. As market valuations in this area began to look more compelling, we began to gradually move to a neutral position relative to the IFC Investable Index.

In Europe, our overweighting relative to the IFC Investable Index helped Fund performance. In Turkey, for example, we increased our position when it declined substantially in 1994. This move enabled the Portfolio to participate in the market rally in the first quarter of 1995. We decreased our allocation in Turkey relative to the IFC Investable Index near the market's peak as we believed stock prices became too expensive relative to their appreciation potential. Subsequently, this decision added value since this market began to decline at the end of the period.

In Asia, positive contributions to overall returns also resulted from our decision to limit the Portfolio's exposure to the Indian market, which performed poorly throughout most of the period. On the down side, our underweighted position in Malaysia detracted from returns as its market rose during the period. However, we remained underweighted in Malaysia because our analysis indicated that stock prices were "overvalued" or expensive relative to their long term growth potential.

OUTLOOK AND STRATEGY

Looking ahead, we are maintaining the Portfolio's overweighted position in China, where a long bear market has brought valuations to a very attractive level. We plan to continue the Portfolio's more aggressive investment posture in the Philippines following that nation's debt upgrade by Moody's Investors Service. Europe is also relatively attractive on declining inflation, interest rates, and relatively attractive valuations. We also plan to continue the Portfolio's overweighted position in South African equities. South Africa's earnings potential is large after the stagnation of the past decade gave way to solid 3% growth.

We are planning to move the Portfolio's current exposure to Mexican equities slowly towards neutral, as there are some signs of economic recovery and the market's correction is starting to make valuations more interesting. We expect the Portfolio to remain relatively underweighted in other Latin American markets except Venezuela, where the long-term prospects for success of economic reforms seem positive, but only after a period of generally poor corporate results has passed.

We believe the long-term outlook for the world's emerging markets continues to be favorable -- and therefore that the case for investing in these markets remains compelling. In fact, many countries now arguably stand on a more solid foundation than they had before the Mexican peso devaluation. We therefore remain convinced that exposure to these markets as part of a fully diversified portfolio is appropriate for long-term investors who are willing to ride out the storms.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.

Sincerely,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services

FUND FACTS

INVESTMENT OBJECTIVE

The Pierpont Emerging Markets Equity Fund seeks to provide a high total return from a portfolio of equity securities of companies in emerging markets. It is designed for long-term investors who want to diversify their investments by adding exposure to the rapidly growing emerging markets. As an international investment, the Fund is subject to foreign market, political, and currency risk.

---------------------------------------------
COMMENCEMENT OF OPERATIONS
11/15/93

---------------------------------------------
NET ASSETS AS OF 10/31/95
$49,295,480

---------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/26/95

EXPENSE RATIO

The Fund's annualized expense ratio of 1.80% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS

ALL DATA AS OF OCTOBER 31, 1995

COUNTRY ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS AND CASH)

ASIA                                            42.7%
LATIN AMERICA                                   28.0%
EUROPE                                          14.7%
AFRICA                                           8.4%
CASH                                             6.2%


LARGEST HOLDINGS                           % OF PORTFOLIO
TELEFONOS DE MEXICO (MEXICO)                     1.9
COMPANIA VALE DO RIO DOCE (BRAZIL)               1.8
CEMIG (BRAZIL)                                   1.6
NEW CENTURY (RUSSIA)                             1.5
SEMEN GRESIK (INDONESIA)                         1.3

FUND PERFORMANCE

EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment. The minimum initial investment in the Fund is $100,000. The chart at right shows that the minimum invested at the Fund's inception would have declined to $98,006 at October 31, 1995.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $100,000 SINCE INCEPTION*
NOVEMBER 15, 1993 - OCTOBER 31, 1995

THE PIERPONT EMERGING MARKETS EQUITY FUND
DOLLARS IN THOUSANDS

                    THE PIERPONT
                    EMERGING MARKETS              IFC INVESTABLE
                    EQUITY FUND                   INDEX
11/93               100.00                        100.00
10/94               121.3.00                      123.00
10/95               98.006                        94.800



PERFORMANCE                                       TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURN
                                                  -------------------------------------------------------
                                                  THREE     SIX            ONE       FIVE      SINCE
AS OF OCTOBER 31, 1995                            MONTHS    MONTHS         YEAR      YEARS     INCEPTION*
------------------------------------------------------------------        -------------------------------

The Pierpont EM Equity Fund                       -8.27%    -0.21%        -21.15%    -         -2.31%
IFC Investable Index                             -10.62%    -1.15%        -22.94%    -         -2.75%
Morningstar Diversified EM Equity
  Funds Average                                   -6.28%     1.89%        -18.60%    -         -1.41%

AS OF SEPTEMBER 30, 1995
------------------------------------------------------------------        -------------------------------
The Pierpont EM Equity Fund                        0.10%     8.12%        -18.75%    -          0.15%
IFC Investable Index                              -1.60%     9.88%        -19.66%    -          0.27%
Morningstar Diversified EM Equity
  Funds Average                                    1.57%    10.69%        -16.76%    -          0.96%


*11/15/93 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION)

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. MORNINGSTAR, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE IFC INVESTABLE INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX THAT INCLUDES STOCKS FROM EMERGING MARKETS IN THE FOLLOWING REGIONS: LATIN AMERICA, EAST ASIA, SOUTH ASIA, AND EUROPE/MIDEAST/AFRICA (EXCLUDING SOUTH AFRICA).THE PIERPONT EMERGING MARKETS EQUITY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE EMERGING MARKETS EQUITY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - make investments through The Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The Pierpont Funds.

IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE PIERPONT EMERGING MARKETS FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Emerging Markets Equity Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE PIERPONT EMERGING MARKETS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Equity Portfolio ("Portfolio"), at
 value                                                                  $  49,444,780
Receivable for Shares of Beneficial Interest Sold                              72,350
Deferred Organization Expense                                                  26,647
Prepaid Expenses                                                                  527
                                                                        -------------
    Total Assets                                                           49,544,304
                                                                        -------------

LIABILITIES
Shareholder Servicing Fee Payable                                             110,494
Payable for Shares of Beneficial Interest Redeemed                             91,588
Transfer Agent Fee Payable                                                     20,324
Administration Fee Payable                                                      1,114
Fund Services Fee Payable                                                         244
Accrued Expenses                                                               25,060
                                                                        -------------
    Total Liabilities                                                         248,824
                                                                        -------------

NET ASSETS
Applicable to 5,108,620 Shares of Beneficial Interest Outstanding
 (unlimited shares authorized, par value $0.001)                        $  49,295,480
                                                                        -------------
                                                                        -------------
Net Asset Value, Offering and Redemption Price Per Share                        $9.65
                                                                        -------------
                                                                        -------------

ANALYSIS OF NET ASSETS
Paid-in Capital                                                            58,446,613
Undistributed Net Investment Income                                           155,800
Accumulated Net Realized Loss on Investment and Foreign Currency
 Transactions                                                              (3,479,824)
Net Unrealized Depreciation of Investment and Foreign Currency
 Translations                                                              (5,827,109)
                                                                        -------------
    Net Assets                                                          $  49,295,480
                                                                        -------------
                                                                        -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT EMERGING MARKETS EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Dividend Income (Net of $108,499 Foreign Withholding Taxes)                    $    940,048
Interest Income (Net of $1,140 Foreign Withholding Taxes)                           205,658
Portfolio Expenses                                                                 (635,586)
                                                                               ------------
    Net Investment Income Allocated from Portfolio                                  510,120

FUND EXPENSES
Shareholder Servicing Fee                                           $ 121,502
Transfer Agent Fees                                                    44,448
Printing Expenses                                                      15,000
Registration Fees                                                      14,094
Administration Fee                                                     12,990
Professional Fees                                                       9,280
Amortization of Organization Expense                                    8,764
Financial and Fund Accounting Services Fees                             5,847
Fund Services Fee                                                       4,544
Trustees' Fees and Expenses                                             1,241
Miscellaneous                                                           2,760
                                                                    ---------

TOTAL FUND EXPENSES                                                                (240,470)
                                                                               ------------

NET INVESTMENT INCOME                                                               269,650

NET REALIZED LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
 ALLOCATED FROM PORTFOLIO                                                        (3,740,156)

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT AND FOREIGN
 CURRENCY TRANSLATIONS ALLOCATED FROM PORTFOLIO                                  (7,871,522)
                                                                               ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $(11,342,028)
                                                                               ------------
                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT EMERGING MARKETS EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                FOR THE PERIOD
                                                                                               NOVEMBER 15, 1993
                                                                             FOR THE FISCAL    (COMMENCEMENT OF
                                                                               YEAR ENDED     OPERATIONS) THROUGH
                                                                            OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                            ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                        $      269,650     $        91,444
Net Realized Gain (Loss) on Investment and Foreign Currency Transactions
 Allocated from Portfolio                                                        (3,740,156)            342,192
Net Change in Unrealized Appreciation (Depreciation) of Investment and
 Foreign Currency Translations Allocated from Portfolio                          (7,871,522)          2,044,414
                                                                            ----------------  -------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                 (11,342,028)          2,478,050
                                                                            ----------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                              (127,754)                 --
Net Realized Gain                                                                  (594,019)                 --
                                                                            ----------------  -------------------
Total Distributions to Shareholders                                                (721,773)                 --
                                                                            ----------------  -------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                                 28,623,172          68,416,519
Reinvestment of Dividends and Distributions                                         694,559                  --
Cost of Shares of Beneficial Interest Redeemed                                  (21,389,671)        (17,463,448)
                                                                            ----------------  -------------------
Net Increase from Transactions in Shares of Beneficial Interest                   7,928,060          50,953,071
                                                                            ----------------  -------------------
Total Increase (Decrease) in Net Assets                                          (4,135,741)         53,431,121

NET ASSETS
Beginning of Period                                                              53,431,221                 100
                                                                            ----------------  -------------------
End of Period (including undistributed net investment income of $155,800
 and $76,955, respectively)                                                  $   49,295,480     $    53,431,221
                                                                            ----------------  -------------------
                                                                            ----------------  -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period are as follows:

                                                                                                FOR THE PERIOD
                                                                                               NOVEMBER 15, 1993
                                                                             FOR THE FISCAL    (COMMENCEMENT OF
                                                                               YEAR ENDED     OPERATIONS) THROUGH
                                                                            OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                            ----------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $    12.43          $   10.00
                                                                                  -------            -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                0.05               0.02
Net Realized and Unrealized Gain (Loss) on Investment and Foreign Currency
 Allocated from Portfolio                                                           (2.66)              2.41
                                                                                  -------            -------
Total from Investment Operations                                                    (2.61)              2.43
                                                                                  -------            -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                               (0.03)                --
Net Realized Gain                                                                   (0.14)                --
                                                                                  -------            -------
Total Distributions to Shareholders                                                 (0.17)                --
                                                                                  -------            -------

NET ASSET VALUE, END OF PERIOD                                                 $     9.65          $   12.43
                                                                                  -------            -------
                                                                                  -------            -------
Total Return                                                                       (21.15)%            24.30%(a)
                                                                                  -------            -------
                                                                                  -------            -------

RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period (in thousands)                                     $   49,295          $  53,431
Ratios to Average Net Assets:
    Expenses                                                                        1.80%               1.84%(b)
    Net Investment Income                                                           0.55%               0.25%(b)
    Decrease reflected in Expense Ratio due to to Expense Reimbursement by
     Morgan                                                                            --               0.12%(b)

-------------------

(a) Not annualized

(b) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PIERPONT EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Pierpont Emerging Markets Equity Fund (the "Fund") is a separate series of The Pierpont Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on November 15, 1993.

The Fund invests all of its investable assets in The Emerging Markets Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (8% at October 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c) Distributions to shareholders of net investment income and net realized capital gain, if any, are declared and paid annually.

    d) The Fund incurred organization expenses in the amount of $43,837. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e) Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    g) The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this

THE PIERPONT EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
       statement was to decrease Paid in Capital by $197,293, decrease Undistributed Net Investment Income by $63,051 and decrease Accumulated Net Realized Loss on Investment and Foreign Currency Transactions by $260,344. The adjustments are primarily attributable to tax treatment of partnership allocations of capital gains and losses and foreign currency losses. Net investment income, net realized loss and net assets were not affected by this change.

    h) For the United States Federal income tax purposes, the Fund had a capital loss carryforward at October 31, 1995 of approximately $3,480,000 which will expire in the year 2003. No capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

2.  TRANSACTIONS WITH AFFILIATES

    a) The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Fund. For the fiscal year ended October 31, 1995, the Fund's portion of Signature's fee for these services amounted to $12,990.

    b) During the period November 1, 1994 through August 31, 1995 , the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan may receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses, at 0.223 % of the Fund's average daily net assets up to and including $100 million and 0.20 % on any excess over $100 million. For the period November 1, 1994 through August 31, 1995, Morgan's fee for these services amounted to $5,847. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.88% of the average daily net assets of the Fund through at least February 29, 1996. For the fiscal year ended October 31, 1995, no reimbursement was necessary.

THE PIERPONT EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

    c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the fiscal year ended October 31, 1995, the fee for these services amounted to $121,502.

    d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $4,544 for the fiscal year ended October 31, 1995.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, the JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                                            FOR THE PERIOD
                                                                           NOVEMBER 15, 1993
                                                         FOR THE FISCAL    (COMMENCEMENT OF
                                                           YEAR ENDED     OPERATIONS) THROUGH
                                                        OCTOBER 31, 1995   OCTOBER 31, 1994
                                                        ----------------  -------------------
Shares sold                                                   2,844,508          5,813,065
Reinvestment of dividends and distributions                      64,658           --
Shares redeemed                                              (2,099,527)        (1,514,094)
                                                        ----------------  -------------------
Net Increase                                                    809,639          4,298,971
                                                        ----------------  -------------------
                                                        ----------------  -------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Pierpont Emerging Markets Equity Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Pierpont Emerging Markets Equity Fund (one of the series constituting part of The Pierpont Funds, hereafter referred to as the "Fund") at October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period November 15, 1993 (commencement of operations) through October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 22, 1995

The Emerging Markets Equity Portfolio

Annual Report October 31, 1995

(The following pages should be read in conjunction with the The Pierpont Emerging Markets Equity Fund
Annual Financial Statements)

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
----------------------------------------------------------------------------  ------------  ---------------
COMMON STOCKS (81.6%)
ARGENTINA (2.8%)
  Banco Frances Del Rio De La Plata SA (ADR) (Banking & Finance)............        99,700  $    2,180,937
  Corp. Cementeria Argentina (Class B) (Building & Contractors)*............       413,000       1,775,722
  Nobleza Piccardo (Class B) (Multi-Industry)...............................       409,426       1,576,132
  Quilmes Industrials (Quinsa) (Registered) (Food)..........................       255,440       4,495,744
  Transportadora De Gas Del Sur SA (ADR) (Energy)...........................       299,100       2,991,000
  YPF Sociedad Anonima (ADS) (Energy).......................................       231,300       3,961,013
                                                                                            ---------------
                                                                                                16,980,548
                                                                                            ---------------
BOLIVIA (0.3%)
  Compania Boliviana De Energia Electrica (Utilities & Telecom).............        61,600       1,794,100
                                                                                            ---------------
BRAZIL (2.8%)
  Companhia Energetica De Minas Gerais SA (CEMIG) (Spon. ADR Rep Non-Vtg)
   (Utilities & Telecom)*...................................................       176,419       3,815,308
  Electrobras Centrale (Units) (Utilities & Telecom)........................        11,382       3,230,699
  Makro Atacadista SA (GDS) (Retail) (144A)*................................       300,000       2,700,000
  Santa Elina Gold Corp. Inc. (Metals, Materials & Paper)*..................     3,300,000       3,694,581
  Telecomunicacoes Brasileiras SA (Telebras) (Voting Shares) (Utilities &
   Telecom).................................................................     2,906,539          96,522
  Votorantim Celulose E Papel (ADR) (Metals, Materials & Paper).............       267,800       4,017,000
                                                                                            ---------------
                                                                                                17,554,110
                                                                                            ---------------
CANADA (0.0%)
  Minera Rayrock, Inc. (Multiple Voting B Shares) (Energy)*.................         6,000           6,628
  Minera Rayrock, Inc. (Subsidiary Voting A Shares) (Energy)*...............       145,000         151,515
                                                                                            ---------------
                                                                                                   158,143
                                                                                            ---------------
CHILE (2.4%)
  Antofagasta Holdings plc (Multi-Industry).................................         8,807          41,772
  Compania Cervecerias Unidas SA (ADR) (Food)...............................       199,900       4,635,181
  Compania Telecomunicacion Chile (Spon. ADR) (Utilities & Telecom).........        69,700       5,018,400
  Enersis CI (ADR) (Utilities & Telecom)....................................        39,900       1,002,487
  Sociedad Quimica Y Minera De Chile (Spon. ADR) (Chemicals)*...............        98,046       4,252,745
                                                                                            ---------------
                                                                                                14,950,585
                                                                                            ---------------
CHINA (1.2%)
  Dongfang Electrical Machinery Co. (Series H) (Energy).....................     3,200,000         951,925
  Luoyang Glass Co. Ltd. (Series H) (Building & Contractors)................     3,574,000       1,213,414
  Shanghai Erfangji Co. (Series B) (Capital Goods)*.........................       161,200          25,792
  Shanghai Shangling Electric Appliances (Series B) (Consumer)..............       100,000          86,500
  Shanghai Tyre and Rubber Co. Ltd. (Series B) (Metals, Materials &
   Paper)...................................................................     3,229,990         849,487
  Tsingtao Brewery (Series H) (Food)........................................     6,720,000       1,781,756

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
----------------------------------------------------------------------------  ------------  ---------------
CHINA (CONTINUED)
  Yizheng Chemical Fibre (Series H) (Chemicals).............................     7,702,000   $   2,241,357
                                                                                            ---------------
                                                                                                 7,150,231
                                                                                            ---------------
COLUMBIA (0.1%)
  Banco Industrial Colombiano (ADR) (Banking & Finance).....................        30,400         414,200
  Corp Financiera Del Valle SA (ADR) (Banking & Finance) (144A).............        17,645         211,740
                                                                                            ---------------
                                                                                                   625,940
                                                                                            ---------------
CZECH REPUBLIC (1.5%)
  Central European Media Enterprises Ltd. (Media & Leisure).................        49,600       1,122,200
  Ceska Pojistovna (Insurance)*.............................................         4,940         755,641
  Cokoladovny Praha (Food)..................................................        10,000         883,361
  Elektrarny Opatovice AS (Utilities & Telecom).............................        16,879       2,046,135
  SPT Telecom AS (Utilities & Telecom)*.....................................        27,000       2,658,700
  Synthesia (Chemicals)*....................................................        63,000       1,903,250
                                                                                            ---------------
                                                                                                 9,369,287
                                                                                            ---------------
ECUADOR (0.3%)
  La Cemento Nacional CA (GDS) (Building & Contractors) (144A)..............        10,240       2,078,720
                                                                                            ---------------
GHANA ( 0.1% )
  Guinness Ghana Ltd. (Food)................................................     1,116,596         185,413
  Pioneer Tobacco Co. (Food)*...............................................     1,900,600         147,279
  Unilever Ghana Ltd. (Food)*...............................................       350,245         230,050
                                                                                            ---------------
                                                                                                   562,742
                                                                                            ---------------
GREECE (3.1%)
  Alpha Credit Bank (Registered) (Banking & Finance)........................        14,166         852,343
  Athens Medical Centre (Registered) (Transport & Trade Services)...........       190,000       1,147,294
  Boutaris Wine Co. (Food)*.................................................        14,400          65,214
  Ergo Bank (Banking & Finance).............................................        18,100         780,677
  Hellenic Bottling Co. S.A. (Food).........................................       235,602       7,519,753
  Hellenic Sugar Industry SA (Food).........................................       234,850       2,957,783
  Michaniki SA (Building & Contractors).....................................       126,720       1,740,794
  National Investment Bank for Industrial Development (Registered) (Banking
   & Finance)...............................................................        79,000       1,609,985
  Titan Cement Co. (Registered) (Building & Contractors)....................        66,000       2,747,035
                                                                                            ---------------
                                                                                                19,420,878
                                                                                            ---------------
HONG KONG (1.7%)
  Citic Pacific Ltd. (Multi-Industry).......................................       644,000       2,011,537
  M. C. Packaging (Metals, Materials & Paper)*..............................     2,850,000       1,216,421
  Pacific Concord Holding (Transport & Trade Services)......................    10,120,000       1,518,321
  World Houseware Holdings (Food)...........................................    12,204,000       2,178,243

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
----------------------------------------------------------------------------  ------------  ---------------
HONG KONG (CONTINUED)
  Yue Yuen Industrial Holdings (Consumer)...................................    14,870,000   $   3,894,583
                                                                                            ---------------
                                                                                                10,819,105
                                                                                            ---------------
HUNGARY (1.3%)
  Fotex RT (Consumer)*......................................................         4,400           4,088
  Hungarian Foreign Trade Bank Ltd. (Banking & Finance)*....................        17,000       1,201,838
  Julius Meinl International AG (Food)*.....................................        16,800         531,071
  Magyar Olaj Es Gaz (Energy)*..............................................        33,400       3,015,852
  Pick Szeged RT (GDS) (Food) (144A)........................................        45,600       2,079,419
  Skala Coop (Munich Exchange) (Retail)*....................................        25,000         390,105
  Skala Coop (Vienna Exchange) (Retail)*....................................         5,000          69,267
  Zalakeramia RT (Building & Contractors)...................................        29,333         645,821
                                                                                            ---------------
                                                                                                 7,937,461
                                                                                            ---------------
INDIA (1.4%)
  Hindustan Development Corp. (GDR) (Multi-Industry) (144A)*................     1,000,000         600,000
  Shriram Industrial Enterprise (GDR) (Multi-Industry) (144A)...............       258,000       1,451,250
  Shriram Industrial Enterprise (GDR) (Multi-Industry)......................       243,900       1,371,938
  Shriram Industrial Enterprise (GDR & Warrant Units) (Multi-Industry)
   (144A)...................................................................         1,000          18,000
  Southern Petrochemical Industrial Corp. (GDS) (Energy)....................       556,500       3,478,125
  Videocon International Ltd. (GDR) (Media & Leisure).......................       828,000       2,049,300
                                                                                            ---------------
                                                                                                 8,968,613
                                                                                            ---------------
INDONESIA (6.3%)
  P.T. APAC Centertex (Consumer)............................................       360,000         225,892
  P.T. Bakrie and Brothers (Metals, Materials & Paper)......................       175,000         314,014
  P.T. Duta Anggada Realty (Building & Contractors).........................     4,031,000       2,529,359
  P.T. Goodyear Indonesia (Motors)..........................................       100,000         110,084
  P.T. Indorama Synthetic (Metals, Materials & Paper).......................       180,000         594,452
  P.T. Indorayon Utama (Metals, Materials & Paper)..........................       642,000         791,546
  P.T. International Nickel Indonesia (Metals, Materials & Paper)...........     3,555,700       7,671,920
  P.T. Jakarta International Hotels and Development (Media & Leisure).......     1,555,000       2,139,751
  P.T. Modern Photo Film Co. (Consumer).....................................       377,500       2,293,923
  P.T. Multi Bintang Indonesia (Multi-Industry).............................       200,000       1,585,205
  P.T. Niaga Bank (Banking & Finance).......................................       654,300       2,333,699
  P.T. Pakuwon Jati (Real Estate)...........................................     4,926,000       4,175,495
  P.T. Pan Brothers Textiles (Consumer).....................................       165,000          50,859
  P.T. Putra Surya Perkasa (Building & Contractors).........................     1,350,000         505,284
  P.T. Semen Gresik (Building & Contractors)*...............................     3,200,000       8,313,518
  P.T. Surya Toto Indonesia (Consumer)......................................       895,000       1,891,678
  P.T. Tempo Scan Pacific (Healthcare)......................................       332,000       1,783,531
  P.T. Unilever Indonesia (Metals, Materials & Paper).......................        47,605         670,788
  P.T. United Tractors (Capital Goods)......................................       500,000         990,753
                                                                                            ---------------
                                                                                                38,971,751
                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
----------------------------------------------------------------------------  ------------  ---------------
MALAYSIA (14.7%)
  AMMB Holdings Berhad (Banking & Finance)..................................       461,000   $   5,714,876
  Anakku Corp. Berhad (Consumer)............................................       117,000         306,198
  Antah Holdings Berhad (Multi-Industry)....................................       235,200         211,967
  Carlsberg Brewery Malaysia Berhad (Food)..................................       565,416       2,592,324
  Cold Storage Malaysia Berhad (Food).......................................        74,000          85,911
  Edaran Otomobil Nasional Berhad (Motors)..................................       592,000       4,659,583
  Golden Hope Plantations Berhad (Metals, Materials & Paper)................     3,005,166       4,730,682
  Hong Leong Industries Berhad (Multi-Industry).............................       807,000       3,842,857
  Island & Peninsular Berhad (Building & Contractors).......................       230,500         557,881
  Kian Joo Can Factory Berhad (Consumer)....................................       814,000       3,203,463
  Kuala Lumpur Kepong Berhad (Metals, Materials & Paper)....................     1,797,000       4,844,333
  Land & General Berhad (Multi-Industry)....................................       381,000         884,652
  Lion Corp. Berhad (Transport & Trade Services)............................     1,086,000       1,495,868
  London & Pacific Insurance Co. Berhad (Insurance).........................        73,000         290,161
  Malayan Banking Berhad (Banking & Finance)................................       216,000       1,742,621
  Malayan Cement Berhad (Building & Contractors)............................       349,000         609,823
  Malaysia Mining Corp. Berhad (Metals, Materials & Paper)..................     1,659,000       2,219,835
  Malaysian Assurance Alliance Berhad (Insurance)...........................        97,000         393,192
  Malaysian International Shipping Corp. Berhad (Transport & Trade
   Services)................................................................     1,666,333       4,393,716
  Malaysian Tobacco Co. Berhad (Food).......................................       322,000         453,664
  Matsushita Electric Co. Malaysia Berhad (Consumer)........................       296,000       2,178,355
  Nestle Malaysia Berhad (Food).............................................     1,065,000       7,502,361
  Nylex Malaysia Berhad (Chemicals).........................................       422,000       1,237,269
  Perlis Plantations Berhad (Transport & Trade Services)....................     1,476,000       4,385,596
  Public Bank Berhad (Banking & Finance)....................................     3,257,000       5,768,005
  Putera Capital Berhad (Consumer)..........................................         1,000           1,370
  Resorts World Berhad (Media & Leisure)....................................       907,000       4,426,131
  Shell Refinery Malaysia (Energy)..........................................       996,500       2,980,480
  Sime Darby Berhad (Multi-Industry)........................................       674,000       1,684,337
  Sime U.E.P. Properties (Building & Contractors)...........................     1,434,000       2,505,691
  Sistem Televisyen Malaysia (Media & Leisure)..............................     1,270,000       3,998,426
  Southern Bank Berhad (Banking & Finance)..................................       232,500         471,222
  Tanjong Co. (Media & Leisure).............................................       393,000         989,847
  Tenaga Nasional Berhad (Utilities & Telecom)..............................     1,928,000       7,284,061
  UMW Holdings Berhad (Capital Goods)*......................................       911,200       2,169,524
                                                                                            ---------------
                                                                                                90,816,282
                                                                                            ---------------
MEXICO (8.8%)
  Cementos Mexicanos SA de CV (Class B) (Building & Contractors)............     1,431,675       4,420,611
  Cifra SA de CV (Class B) (Retail).........................................     2,645,000       2,813,909
  Cydsa SA de CV (Class A) (Registered) (Chemicals)*........................       456,720       1,160,229
  Desc Sociedad de Fomento Industrial SA de CV (Class A) (Metals, Materials
   & Paper)*................................................................       268,000         827,509
  Desc Sociedad de Fomento Industrial SA de CV (Class B) (Metals, Materials
   & Paper)*................................................................       244,000         784,225
  Fomento Economico Mexicana SA de CV (Class B) (Food)......................     1,800,000       3,728,842
  Grupo Carso SA de CV (Class A) (Capital Goods)*...........................       858,400       4,493,799
  Grupo Casa Autrey S.A. de CV (Spon. ADR) (Food)...........................       188,500       2,403,375
  Grupo Embotellador De Mexico SA de CV (Class BCP) (Food)*.................       634,000         378,175
  Grupo Financiero Banamex Accival SA de CV (Class L) (Banking & Finance)...        86,320         141,747

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
----------------------------------------------------------------------------  ------------  ---------------
MEXICO (CONTINUED)
  Grupo Financiero Banamex Accival SA de CV (Class B) (Banking & Finance)...     1,697,000   $   2,905,740
  Grupo Financiero Del Norte (Class B) (Banking & Finance)*.................     1,585,000       1,623,930
  Grupo Financiero Probursa SA de CV (Class B) (Banking & Finance)*.........         1,050              46
  Grupo Industrial Maseca SA de CV (Class B) (Spon. ADR) (Food).............       323,333       3,112,080
  Grupo Simec SA de CV (ADR; Class B) (Metals, Materials & Paper)*..........       147,500         958,750
  Industrias Penoles SA de CV (Class CP) (Metals, Materials & Paper)........     1,377,500       5,181,333
  Kimberley Clark De Mexico SA de CV (Class A) (Metal, Materials & Paper)...       273,000       3,563,368
  Telefonos De Mexico SA de CV (ADR) (Utilities & Telecom)..................       200,000         271,875
  Telefonos De Mexico SA de CV (ADR L Shares) (Utilities & Telecom).........       424,020      11,660,550
  Transportacion Maritima Mexicana SA de CV (ADR L Shares) (Transport &
   Trade Services)*.........................................................       349,800       2,492,325
  Vitro Sociedad Anonima SA de CV (Spon. ADR) (Metals, Materials & Paper)...       194,960       1,267,240
                                                                                            ---------------
                                                                                                54,189,658
                                                                                            ---------------
MOROCCO (0.4%)
  Banque Commerciale Du Maroc (Banking & Finance)...........................            79           4,040
  Wafa Bank (Banking & Finance).............................................        57,500       2,435,220
                                                                                            ---------------
                                                                                                 2,439,260
                                                                                            ---------------
PAKISTAN (1.0%)
  Hub Power Co. (GDR) (Utilities & Telecom)*................................       235,500       3,797,438
  Pakistan Telecom Corp. (GDR) (Utilities & Telecom)*.......................        28,000       2,618,000
                                                                                            ---------------
                                                                                                 6,415,438
                                                                                            ---------------
PERU (1.3%)
  Banco Wiese Limitado SA (Spon. ADR) (Banking & Finance)...................        32,929         218,155
  Cementos Norte Pacasmayo (Class T) (Building & Contractors)...............       811,058       1,784,471
  CPT Telefonica Del Peru (Class B) (Utilities & Telecom)...................     1,070,500       1,911,607
  Creditcorp Holdings Ltd. (Financial Services).............................       102,482       1,690,953
  Minsur S.A. (Class T) (Energy)............................................       338,056       2,352,083
                                                                                            ---------------
                                                                                                 7,957,269
                                                                                            ---------------
PHILIPPINES (2.4%)
  Filiinvest Land Inc. (Building & Contractors)*............................     5,346,000       1,438,754
  Manila Electric Co. (Class B) (Utilities & Telecom).......................       510,000       3,803,922
  Metro Bank and Trust Co. (Banking & Finance)..............................         2,406          44,401
  Petron Corp. (Energy).....................................................     9,082,675       4,015,792
  Philippine National Bank (Banking & Finance)*.............................       224,190       1,887,644
  Philippine Long Distance Telephone Co. (ADR) (Utilities & Telecom)........         5,600         314,300
  San Miguel Corp. (Class B) (Food).........................................       990,000       3,273,356
                                                                                            ---------------
                                                                                                14,778,169
                                                                                            ---------------
POLAND (0.6%)
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) (Food)..........................        50,400       4,006,498
                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
----------------------------------------------------------------------------  ------------  ---------------
PORTUGAL (2.5%)
  Banco Commercial Portugues SA (Registered) (Banking & Finance)............       135,499   $   1,839,952
  Banco Commercial Portugues SA (ADR) (Banking & Finance)...................        30,200         407,700
  Cel Cat Fabricas (Technology)*............................................        34,500         596,351
  Corporacao Industrial Do Norte (Building & Contractors)...................        66,000       2,001,038
  Empresa Fabril De Maquinas Electricas S.A. (Capital Goods)................        82,000         762,585
  Engil Soc De Construcao Civil SA (Building & Contractors).................             1              16
  Engil-Sociedade Gestora De Participacoes Sociais SA (Building &
   Contractors)*............................................................       212,828       1,979,262
  Mague-Gestao E Participacoes (Building & Contractors).....................        16,576         332,324
  Modelo Continente SGPS SA (Retail)*.......................................        92,000       2,566,750
  Portugal Telecom SA (ADR) (Utilities & Telecom)*..........................       138,000       2,587,500
  Uniao Cervejaria SA (UNICER) (Registered) (Food)..........................       132,000       2,143,810
                                                                                            ---------------
                                                                                                15,217,288
                                                                                            ---------------
RUSSIA (0.4%)
  Rostelekom (RDC) (Registered) (Utilities & Telecom)*......................            59       2,507,500
                                                                                            ---------------
SLOVAK REPUBLIC (0.7%)
  Nafta AS (Energy).........................................................        45,000       3,215,653
  Slovenske Lodenice AS (Capital Goods).....................................        20,000       1,129,732
                                                                                            ---------------
                                                                                                 4,345,385
                                                                                            ---------------
SOUTH AFRICA (7.6%)
  Amalgamated Banks of South Africa (Banking & Finance).....................       748,836       3,541,639
  Anglovaal (GDR) (Multi-Industry)..........................................       172,000       6,536,000
  De Beers Consolidated Mines Ltd. (Centenary Linked Units) (Energy)........       229,000       6,325,707
  Distillers Corporation of South Africa (Food).............................       850,000       1,911,003
  Malbak Ltd. (GDR) (144A) (Multi-Industry).................................       375,000       2,513,925
  Omni Media Corp. Ltd. (Media & Leisure)...................................        46,665         511,776
  Pepkor Ltd. (ADS) (Retail)................................................       500,000       5,625,000
  Polifin Ltd. (Chemicals)*.................................................       104,700         225,343
  Premier Group (Food)......................................................     1,138,717       1,717,145
  Sasol Ltd. (Energy).......................................................       698,200       6,030,022
  South African Breweries Ltd. (South Africa) (Food)........................        65,500       2,150,529
  South African Breweries Ltd. (United Kingdom) (Food)......................       219,231       7,192,163
  Sun International Bophuthatswana Ltd. (Media & Leisure)...................       427,700       2,755,723
                                                                                            ---------------
                                                                                                47,035,975
                                                                                            ---------------
SOUTH KOREA (4.1%)
  Daewoo Heavy Industries (Transport & Trade Services)......................       142,000       1,846,566
  Dong Ah Construction Industrial Co. (EDR) (Building & Contractors)........       125,000       2,843,750
  Hansol Paper Co. (GDS) (Metals, Materials & Paper)........................       142,188       2,914,854
  Kia Motors Corp. (GDS) (Motors) (144A)*...................................        71,403       1,695,821
  Korea Electric Power Corp. (ADR) (Utilities & Telecom)....................       145,000       3,588,750
  Korea Long Term Credit Bank (Banking & Finance)...........................        46,000       1,430,831

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
----------------------------------------------------------------------------  ------------  ---------------
SOUTH KOREA (CONTINUED)
  Pohang Iron & Steel Co. (ADS) (Metals, Materials & Paper).................       125,000   $   3,218,750
  Pohang Iron & Steel Co. (Metals, Materials & Paper).......................           100           8,704
  Samsung Electronics Co. (GDS represents 1/2 Non-voting shares)
   (Technology)*............................................................        90,000       6,007,500
  Samsung Electronics Co. (GDS represents 1/2 Voting shares)
   (Technology)*............................................................         1,356         155,438
  Samsung Electronics Co. (GDS represents 1/2 Voting shares)
   (Technology)*............................................................         1,338         160,560
  Samsung Electronics Co. (GDS represents 1/2 Voting shares, New, RFD
   3/14/95) (Technology)*...................................................           264          30,261
  Samsung Engineering and Construction (GDS represents Non-Voting shares)
   (Building & Contractors)*................................................         7,000          76,125
  Samsung Engineering and Construction (GDS) (Building & Contractors).......           129           1,403
  Shinhan Bank (Banking & Finance)..........................................        60,290       1,244,961
  Shinhan Bank (New shares) (Banking & Finance).............................        10,000         201,268
                                                                                            ---------------
                                                                                                25,425,542
                                                                                            ---------------
SRI LANKA (0.0%)
  Distilleries Co. of Sri Lanka (Food)......................................       500,000          64,182
                                                                                            ---------------
TAIWAN (1.9%)
  Asia Cement (GDS) (Building & Contractors)................................       133,701       2,222,779
  China Steel Corp. (GDS) (Metals, Materials & Paper).......................       188,500       3,487,250
  Hocheng Group Corp. (GDR) (Building & Contractors) (144A).................       354,912       3,061,116
  President Enterprises Corp. (GDR) (Food)*.................................       270,335       2,838,518
  Microelectronics Technology (GDS) (Technology)*...........................        46,899         246,220
                                                                                            ---------------
                                                                                                11,855,883
                                                                                            ---------------
THAILAND (5.2%)
  Advanced Info Service Public Co. (Utilities & Telecom)....................       447,200       6,895,037
  American Standard Sanitaryware Public Co. (Building & Contractors)........        94,800       1,619,869
  Bangkok Bank Public Co. Ltd. (Banking & Finance)..........................       389,000       4,019,074
  Bangkok Insurance Public Co. (Insurance)..................................         9,800         159,666
  Bangkok Rubber Public Co. Ltd. (Metals, Materials & Paper)................       454,300         257,253
  Bumrungrad Hospital Public Co. Ltd. (Healthcare)..........................       493,050         825,342
  Dhana Siam Finance and Securities Public Co. (Banking & Finance)..........       270,768       1,301,924
  International Cosmetics Public Co. Ltd. (Retail)..........................       131,020       1,988,859
  Lanna Lignite Public Co. Ltd. (Energy)....................................       212,500       1,528,412
  Oriental Hotel Public Co. Ltd. (Media & Leisure)..........................       528,400       1,301,840
  Pranda Jewelry (Capital Goods)............................................        21,000          34,840
  Siam Cement Public Co. Ltd. (Building & Contractors)......................        55,700       3,036,773
  Siam Commercial Bank Public Co. (Banking & Finance).......................       545,000       6,367,177
  Telecomasia (Utilities & Telecom)*........................................       583,600       1,727,725
  Thai Plastic and Chemical Public Co. Ltd. (Chemicals).....................       239,000       1,377,111
                                                                                            ---------------
                                                                                                32,440,902
                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
---------------------------------------------------------------------------- -------------  ---------------
TURKEY (3.1%)
  Adana Cimento Sanayii (Class A) (Building & Contractors)..................     4,443,600   $     952,355
  Akbank TAS (Banking & Finance)............................................    14,458,434       3,826,670
  Alarko Holdings A.S. (Transport & Trade Services).........................       348,000         135,606
  Aygaz A.S. (Energy).......................................................     1,535,000       1,151,437
  Compagnie Financiere Ottomane (Banking & Finance).........................         4,500         156,531
  Eregli Demir Ve Celik Fabrikalari (Metals, Materials & Paper).............    13,475,000       1,601,510
  Guney Biracilik Ve Malt Sanay (Food)......................................     5,128,080       1,074,074
  Mardin Cimento (Building & Contractors)...................................    10,800,000       2,525,085
  Migros Turk A.S. (Food)...................................................     4,129,000       4,746,439
  Teletas Telekomunikasyon Endustri Ticaret AS (Utilities & Telecom)*.......     2,840,000       1,300,341
  Turk Siemens Kablo Ve Elecktrik Sanayii (Technology)......................     2,302,000         650,346
  Turkiye Garanti Bankasi (ADR) (144A) (Banking & Finance)*.................        21,999         197,991
  Yapi Ve Kredi Bankasi A.S. (Banking & Finance)*...........................     4,342,170         300,335
                                                                                            ---------------
                                                                                                18,618,720
                                                                                            ---------------
VENEZUELA (1.3%)
  Ceramicas Carabobo CA (Spon. ADR) (Class A) (Building & Contractors)*.....     1,280,000       1,382,400
  Ceramicas Carabobo CA (Spon. ADR) (Class B) (Building & Contractors)......       319,999         345,599
  Mavesa CA (Spon. ADR) (Food) (144A).......................................       791,088       3,890,492
  Venezolana De Prerreducidos Caroni CA (GDS) (Registered) (Metals,
   Materials & Paper)*......................................................       263,000       1,249,250
  Venezolana De Pulpa Y Papel CA (Venepal) (GDS) (Class B) (Metals,
   Materials & Paper)* (144A)...............................................       739,047       1,478,094
                                                                                            ---------------
                                                                                                 8,345,835
                                                                                            ---------------
ZIMBABWE (0.3%)
  Trans Zambezi Industries Ltd. (Food)......................................     1,300,000       1,690,000
                                                                                            ---------------
    Total Common Stocks (cost $562,065,138).................................                   505,492,000
                                                                                            ---------------
PREFERRED STOCKS (8.5%)
BRAZIL (7.6%)
  Banco Do Estado De Sao Paulo SA (BANESPA) (Banking & Finance)*............       215,300       1,343,107
  Ceval Alimentos SA (ADR) (Food)...........................................       190,000       2,469,328
  Cia Acos Especiais Itabira (ACESITA) (ADR) (Metals, Materials & Paper)....       400,000       5,500,000
  Companhia Energetica De Minas Gerais SA (CEMIG) (ADR) (Utilities &
   Telecom) (144A)..........................................................       287,547       6,218,606
  Companhia Hering (Consumer)...............................................        71,300         515,216
  Companhia Vale Do Rio Doce SA (Spon. ADR) (Metals, Materials & Paper).....       280,300      11,293,147
  Copene Petroquimica do Nordeote SA (Spon. ADR) (Class A) (Chemicals)......       166,200       4,492,885
  Hering Textile Companhia SA (Consumer)*...................................        14,260           7,561
  Perdigao Commercio Industrio SA (Food)*................................... 1,009,300,000       1,825,933
  Petroleo Brasileiro SA (Chemicals)........................................    59,733,333       5,155,400
  Refrigeracao Parana SA (ADR) (Consumer)...................................       251,771       2,971,097
  Telecomunicacoes Brasileiras SA (Telebras) (ADR) (Utilities & Telecom)....       122,663       4,942,031

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                DESCRIPTION                                      SHARES          VALUE
----------------------------------------------------------------------------  ------------  ---------------
BRAZIL (CONTINUED)
  Viacao Aerea Riograndense SA (Varig) (Transport & Trade Services)*........       130,000   $     443,335
                                                                                            ---------------
                                                                                                47,177,646
                                                                                            ---------------
COLUMBIA (0.1%)
  Banco Ganadero SA (Spon. ADR) (Banking & Finance) (144A)..................        53,000         516,750
                                                                                            ---------------
GREECE (0.1%)
  Boutaris Wine Co. (Food)*.................................................        32,280         100,105
  Delta Dairy S.A. (Food)...................................................         1,417          25,944
  Michaniki SA (Building & Contractors).....................................        11,520         126,703
  National Investment Bank for Industrial Development (Banking & Finance)...        10,000         160,449
                                                                                            ---------------
                                                                                                   413,201
                                                                                            ---------------
PHILIPPINES (0.5%)
  Philippine Long Distance Telephone Co. (GDS) (Utilities & Telecom)........        90,000       2,880,000
                                                                                            ---------------
SOUTH KOREA (0.2%)
  Samsung Electronics Co. (GDS represents Non-Voting shares RFD 3/14/95)
   (Technology)*............................................................        17,810       1,179,913
                                                                                            ---------------
    Total Preferred Stock (cost $43,255,909)................................                    52,167,510
                                                                                            ---------------


                                                                               PRINCIPAL
                                                                                 AMOUNT
                                                                              ------------
BONDS/CONVERTIBLE BONDS (2.2%)
HONG KONG (0.3%)
  Guangdong Investment Ltd. (4.5% Cnv. Bds., due 10/7/98) (Banking &
   Finance).................................................................  $  1,585,000       1,898,038
                                                                                            ---------------
INDONESIA (0.1%)
  Inti Indorayon Utama Pt (7% Cnv Bds, due 05/02/06) (Metals, Materials &
   Paper)...................................................................       900,000         734,625
                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                 DESCRIPTION                                      AMOUNT         VALUE
------------------------------------------------------------------------------  ----------  ---------------
MALAYSIA (0.1%)
  Land & General Berhad (4.5% Cnv Bds, due 7/26/04)
   (Multi-Industry)...........................................                  $ 645,000   $  722,400
                                                                                          ------------
MEXICO (0.1%)
  Nacional Financiera (11.25% Cnv Bds, due 05/15/98)
   (Utilities & Telecom)......................................                     25,000      712,500
                                                                                          ------------
SOUTH KOREA (1.0%)
  Daewoo Heavy Industries Ltd. ( 3% Cnv Bds, due 12/31/01)
   (Capital Goods)............................................                    200,000      335,000
  Ssangyong Cement Co. (3% Cnv Bds, due 12/31/05) (Building &
   Contractors)...............................................                  2,800,000    3,454,500
  Ssangyong Oil Refinery Co. (3.75% Cnv Bds, due 12/31/08)
   (Energy)...................................................                  2,000,000    2,110,000
                                                                                          ------------
                                                                                             5,899,500
                                                                                          ------------
TAIWAN (0.3%)
  Pacific Electric Wire & Cable (3.75% Cnv Bds, due 10/31/01)
   (Technology)...............................................                    300,000      376,500
  Yieh Loong Co. (2% Cnv. Bds., due 12/31/00) (Metals,
   Materials & Paper).........................................                  2,500,000    1,728,618
                                                                                          ------------
                                                                                             2,105,118
                                                                                          ------------
THAILAND (0.3%)
  Land & Houses Co. (5% Cnv Bds, due 04/29/03) (Building &
   Contractors)...............................................                  1,450,000    1,801,625
                                                                                          ------------
    Total Bonds/Convertible Bonds (cost $15,371,478)..........                              13,873,806
                                                                                          ------------


                                                                                 SHARES
                                                                                --------
RIGHTS & WARRANTS (0.1%)*
HONG KONG (0.0%)
  World Houseware Holdings (Expire 12/8/95) (Food)............                     80,000          135
  Tian An China Investments Co. Ltd. (Expire 1/25/96)
   (Building & Contractors)...................................                    888,150        1,493
                                                                                          ------------
                                                                                                 1,628
                                                                                          ------------
INDIA (0.0%)
  Shriram Industrial Enterprises (Expire 04/28/96; for GDR
   144A) (Multi-Industry).....................................                     86,000          860
                                                                                          ------------
MALAYSIA (0.0%)
  UMW Holdings Berhad (Expire 01/26/00) (Capital Goods).......                    107,200       73,196
                                                                                          ------------
TURKEY ( 0.1%)
  Adana Cimento Sanayii (Class A) (Rights, expire 11/13/95)
   (Building & Contractors)...................................                  3,174,000      618,412
                                                                                          ------------
    Total Rights & Warrants (cost of $1,160,950)..............                                 694,096
                                                                                          ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                    DESCRIPTION                                       UNITS        VALUE
----------------------------------------------------------------------------------  ----------  ----------
UNIT TRUSTS (1.8%)
CHILE (0.1%)
  Chile Fund Inc.................................................                    33,000     $  750,750
                                                                                                ----------
RUSSIA (1.5%)
  New Century Holdings Ltd. (Partnership III; Group B)t*.........                     1,800      3,245,400
  New Century Holdings Ltd. (Partnership IV; Group I)t*..........                     2,000      2,416,000
  New Century Holdings Ltd. (Partnership V; Group II)t*..........                     3,800      3,826,600
                                                                                                ----------
                                                                                                 9,488,000
                                                                                                ----------
TAIWAN (0.2%)
  R.O.C. Taiwan Fund*............................................                   140,000      1,347,500
                                                                                                ----------
    Total Unit Trusts (cost $9,649,500)..........................                               11,586,250
                                                                                                ----------


                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                 ---------
REPURCHASE AGREEMENT (4.6%)
  State Street Bank and Trust, 5.25% dated 10/31/95 due 11/1/95, proceeds $28,354,134 (collateralized by $22,175,000 U.S.
   Treasury Bond, 8.875% due 2/15/19, valued at $28,921,744)
   (cost $28,350,000)............................................               $28,350,000     28,350,000
                                                                                              ------------
    Total Investments (cost $659,852,975) (98.8%)................                              612,163,662
                                                                                              ------------
  Other assets net of liablities (1.2%)..........................                                7,323,527
                                                                                              ------------
    Total Net Assets (100.0%)....................................                             $619,487,189
                                                                                              ------------
                                                                                              ------------

------------------------------
Note: Based on the cost of investments of $631,503,027 for Federal Income Tax purposes at October 31, 1995 the aggregate gross unrealized appreciation and depreciation was $60,812,041 and $108,501,407, respectively, resulting in net unrealized depreciation of $47,689,366.

t - Restricted securities. See Note 4.

* - Non-income producing securities.

ADR - American Depositary Receipt.

ADS - American Depositary Shares.

Spon. ADR - Sponsored ADR.

EDR - European Depositary Receipt.

GDR - Global Depositary Receipt.

GDS - Global Depositary Shares.

Spon. GDR - Sponsored GDR.

RDC - Russian Depositary Certificate

RFD - Ranked for Dividend

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                     PERCENT OF
  INDUSTRY DIVERSIFICATION                                                                            PORTFOLIO
---------------------------------------------------------------------------------------------------  -----------
Food...............................................................................................      14.55%
Utilities & Telecom................................................................................      13.83%
Metals, Materials & Paper..........................................................................      12.68%
Banking & Finance..................................................................................      10.29%
Building & Contractors.............................................................................      10.01%
Energy.............................................................................................       7.23%
Repurchase Agreement...............................................................................       4.63%
Multi-Industry.....................................................................................       4.09%
Chemicals..........................................................................................       3.60%
Media & Leisure....................................................................................       3.15%
Transport & Trade Services.........................................................................       2.92%
Consumer...........................................................................................       2.88%
Retail.............................................................................................       2.64%
Unit Trusts........................................................................................       1.89%
Capital Goods......................................................................................       1.64%
Technology.........................................................................................       1.54%
Motors.............................................................................................       1.06%
Real Estate........................................................................................       0.68%
Healthcare.........................................................................................       0.43%
Insurance..........................................................................................       0.26%
                                                                                                     -----------
                                                                                                           100%
                                                                                                     -----------
                                                                                                     -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at Value (Cost $631,502,975)                               $ 583,813,662
Repurchase Agreement (Cost $28,350,000)                                    28,350,000
Foreign Currency, at Value (Cost $9,986,835)                                9,920,609
Cash                                                                              745
Unrealized Appreciation on Open Spot Foreign Currency Contracts                    17
Receivable for Investments Sold                                             2,089,937
Dividends and Interest Receivable                                             837,685
Deferred Organization Expense                                                   4,267
Prepaid Expenses                                                                6,999
                                                                        -------------
    Total Assets                                                          625,023,921
                                                                        -------------

LIABILITIES
Payable for Investments Purchased                                           3,834,162
Custody Fee Payable                                                           825,863
Advisory Fee Payable                                                          642,494
Withholding Taxes Payable                                                     109,157
Fund Services Fee Payable                                                       4,435
Administration Fee Payable                                                      3,169
Accrued Expenses & Other Liabilities                                          117,452
                                                                        -------------
    Total Liabilities                                                       5,536,732
                                                                        -------------
NET ASSETS
Applicable to Investors' Beneficial Interests                           $ 619,487,189
                                                                        -------------
                                                                        -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of $1,282,559 Foreign Withholding Taxes)       $ 11,143,682
Interest (Net of $13,502 Foreign Withholding Taxes)              2,417,239
                                                              ------------
                                                                              $  13,560,921
    Investment Income

EXPENSES
Advisory Fee                                                     5,713,506
Custodian Fees and Expenses                                      1,191,779
Financial and Fund Accounting Services Fees                        337,050
Professional Fees                                                  102,360
Fund Services Fee                                                   53,162
Administration Fee                                                  35,189
Trustees' Fees and Expenses                                         14,345
Insurance Expense                                                    6,997
Amortization of Organization Expense                                 1,895
Miscellaneous                                                       14,609
                                                              ------------
                                                                                 (7,470,892)
    Total Expenses
                                                                              -------------
                                                                                  6,090,029
NET INVESTMENT INCOME

NET REALIZED LOSS ON
  Investment Transactions                                      (27,969,936)
  Foreign Currency Transactions                                   (997,367)
                                                              ------------
                                                                                (28,967,303)
    Net Realized Loss

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  Investments                                                 (102,466,120)
  Foreign Currency Contracts and Translations                       41,860
                                                              ------------
                                                                               (102,424,260)
    Net Change in Unrealized Appreciation
                                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $(125,301,534)
                                                                              -------------
                                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                FOR THE PERIOD
                                                                                FOR THE        NOVEMBER 15, 1993
                                                                              FISCAL YEAR      (COMMENCEMENT OF
                                                                                 ENDED        OPERATIONS) THROUGH
                                                                            OCTOBER 31, 1995   OCTOBER 31, 1994
                                                                            ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                        $    6,090,029     $     2,713,099
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions       (28,967,303)         13,205,437
Net Change in Unrealized Appreciation (Depreciation) of Investments and
 Foreign Currency Contracts and Translations                                   (102,424,260)         54,668,581
                                                                            ----------------  -------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations            (125,301,534)         70,587,117
                                                                            ----------------  -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                                   350,949,115         631,086,772
Withdrawals                                                                    (153,817,752)       (154,116,729)
                                                                            ----------------  -------------------
    Net Increase from Investors' Transactions                                   197,131,363         476,970,043
                                                                            ----------------  -------------------
    Total Increase in Net Assets                                                 71,829,829         547,557,160

NET ASSETS
Beginning of Period                                                             547,657,360             100,200
                                                                            ----------------  -------------------
End of Period                                                                $  619,487,189     $   547,657,360
                                                                            ----------------  -------------------
                                                                            ----------------  -------------------

-------------------------------------------------------------------------------
SUPPLEMENTARY DATA:
-------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD
                                                              FOR THE FISCAL    NOVEMBER 15, 1993
                                                                YEAR ENDED      (COMMENCEMENT OF
                                                                OCTOBER 31,    OPERATIONS) THROUGH
                                                                   1995         OCTOBER 31, 1994
                                                              ---------------  -------------------
RATIO TO AVERAGE NET ASSETS
Expenses                                                              1.31%            1.36%(a)
Net Investment Income                                                 1.07%            0.66%(a)
Portfolio Turnover                                                   41.31%           27.48%

------------------------
(a) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The Portfolio commenced operations on November 15, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $223,722,513 on that date from the JPM Emerging Markets Equity Fund, Ltd. in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures may include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------

      Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At October 31, 1995 the Portfolio had open spot foreign currency contracts as follows:

    SUMMARY OF OPEN CONTRACTS

                                                                                                 NET UNREALIZED
                                                                                   VALUE AT       APPRECIATION
FOREIGN CURRENCY PURCHASE CONTRACTS                                      COST      10/31/95      (DEPRECIATION)
---------------------------------------------------------------------  ---------  -----------  -------------------
     Indonesian Rupiah, 6,490,418 expiring 11/6/95                     $   2,857   $   2,858        $       1
     Malaysian Ringgit, 40,787, expiring 11/9/95                          16,035      16,051               16
                                                                                                          ---
     Net Unrealized Appreciation on Foreign Currency Contracts                                      $      17
                                                                                                          ---
                                                                                                          ---

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    f)The Portfolio incurred organization expenses in the amount of $7,629. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

    g)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 1.00% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1995, such fees amounted to $5,713,506.

    b)The Portfolio has retained Signature Broker - Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the fiscal year ended October 31, 1995, such expenses amounted to $35,189.

    c)During the period November 1, 1994 through August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan may receive a fee, based on the percentages described below, for assisting in certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs at 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% of the next $200 million of average daily net assets, 0.05% of the next $200 million of average daily net assets and 0.03% of average daily net assets thereafter. For the period from November 1, 1994, through August 31, 1995, the fee for these services amounted to $337,050. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's fee for its reasonable costs in performing its services amounted to $53,162 for the fiscal year ended October 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Pierpont Funds, the JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual trustee fee was $55,000. The Trustee

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1995
--------------------------------------------------------------------------------
      who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,800.

3.  INVESTMENT TRANSACTIONS

    Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1995 were as follows:

                                 COST OF      PROCEEDS FROM
                                PURCHASES         SALES
                             --------------  --------------
                             $  415,186,372  $  222,457,550
                             --------------  --------------

4.  RESTRICTED SECURITIES

                                                                           UNITS     DATE ACQUIRED   U.S. $ COST
                                                                        -----------  --------------  -----------
    New Century Holdings, Ltd.:
      Partnership III                                                        1,800        4/11/94    $ 1,800,000
      Partnership IV                                                         2,000        6/16/94    $ 2,000,000
      Partnership V                                                          3,800        11/9/94    $ 3,800,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at October 31, 1995 is $9,488,000 representing 1.5% of net assets.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Emerging Markets Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Equity Portfolio (the "Portfolio") at October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and for the period November 15, 1993 (commencement of operations) through October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which involved confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 22, 1995

THE PIERPONT MONEY MARKET FUND
THE PIERPONT TAX EXEMPT MONEY MARKET FUND
THE PIERPONT TREASURY MONEY MARKET FUND
THE PIERPONT SHORT TERM BOND FUND
THE PIERPONT BOND FUND
THE PIERPONT TAX EXEMPT BOND FUND
THE PIERPONT NEW YORK TOTAL RETURN BOND FUND
THE PIERPONT DIVERSIFIED FUND
THE PIERPONT EQUITY FUND
THE PIERPONT CAPITAL APPRECIATION FUND
THE PIERPONT INTERNATIONAL EQUITY FUND
THE PIERPONT EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON HOW THE PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


THE PIERPONT EMERGING MARKETS EQUITY FUND


ANNUAL REPORT
OCTOBER 31, 1995